Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended		6 Months Ended
	Dec. 20, 2022	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage				0.200
Reinsurance, profit commission, hurdle rate of return, percentage				0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 239.6		$ 239.6		$ 174.8
Amounts due to The Fidelis Partnership		640.1		$ 640.1		$ 457.7
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage				0.115
Property management fee, percent fee				3.00%
Reinsurance premiums, percentage				1.00%
Insurance commissions		27.3	$ 25.3	$ 53.8	$ 55.2
Payments for commissions		23.3		35.3
Recovery of commissions			(25.5)		(16.2)
Framework Agreement | Related Party | Income Statement Location [Axis]: us-gaap:GeneralAndAdministrativeExpense
Related Party Transaction [Line Items]
Costs and expenses, related party		1.0	0.7	2.3	1.8
Framework Agreement | Related Party | Income Statement Location [Axis]: fihl:PolicyAcquisitionExpense
Related Party Transaction [Line Items]
Insurance commissions		$ 4.7	$ 21.6	$ 6.8	$ 33.3
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage				0.030
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%